Offsets - Offset: 1	Jan. 21, 2026 USD ($)
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Ocean Capital Acquisition Corporation
Form or Filing Type	S-1
File Number	333-265724
Filing Date	Jun. 21, 2022
Fee Paid with Fee Offset Source	$ 10,713.81
Termination / Withdrawal Statement	The registrant withdrew the registration statement on Form S-1 (No. 333-265724) by filing a Form RW on July 16, 2024. The withdrawn registration statement on Form S-1 (No. 333-265724) was not declared effective and no securities were sold thereunder.